Business Segment Information (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's enterprise-wide disclosures
Domestic									$ 580,500,000	$ 513,800,000	$ 472,100,000
Foreign									12,900,000	24,600,000	27,300,000
Total	$ 141,204,000	$ 145,237,000	$ 155,297,000	$ 151,659,000	$ 156,191,000	$ 131,139,000	$ 130,061,000	$ 121,033,000	$ 593,397,000	$ 538,424,000	$ 499,353,000
United States government [Member]
Company's enterprise-wide disclosures
Revenues by principal markets									26.00%	31.00%	37.00%
Various state governmental and quasi-government agencies [Member]
Company's enterprise-wide disclosures
Revenues by principal markets									58.00%	53.00%	48.00%
Commercial, industrial and private clients [Member]
Company's enterprise-wide disclosures
Revenues by principal markets									16.00%	16.00%	15.00%